UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

Gerard S.E. Heffernan
Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WFICX
INVESTOR CLASS TICKER WSCVX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2021

Walthausen Small Cap Value Fund Semi-Annual Report July 31, 2021

Dear Fellow Shareholders,

The last few months have been a dynamic time in equity markets as investors start to think of a post pandemic world. We have been pleased with how the Fund has performed on both an absolute and relative basis. There has also been a change at Walthausen & Co., the adviser to the Fund. At the end of July, our Founder, John Walthausen retired. After founding the firm in 2007, and establishing an enduring process and team, John felt it was time to hand over the reins to Gerry Heffernan and DeForest Hinman. Their experience with the Advisor has provided a smooth transition. Gerry has co-managed the Fund since March 2018 and DeForest co-managed the Fund since November 2020. Additionally, Gerry and DeForest have served as portfolio managers of the Advisor for three years and one year, respectively. While shareholders should expect the same quality of professional investing that you are accustomed to, you will see some changes going forward. We believe the future of active management is being more active. You should expect to see Walthausen & Co be more active in our commentary and discussion in public forums.

As we position the portfolio for the remainder of 2021 and 2022, we have been spending a large amount of time discussing the following topics with company management teams:

Inflation. Almost every management team we talk to is facing inflation. They are not using the “transitory” term. Labor inflation is real and we are seeing companies take pay levels higher to improve inbound candidates and improve retention. Raw material price inflation is coming in a variety of areas. When looking at these factors we have been asking management teams about their ability to pass on pricing increases to customers. In most cases, companies are able to pass on increased pricing. In some instances, they are taking pricing in excess of the raw material increases and this will improve the forward margin outlook.

Interest Rates. The Federal Reserve has been weighing raising interest rates for some time. The pandemic has led to a clouded view of actual economic activity. Given the current interest rate levels, we believe it is not a matter of if, but is a matter of when rates will rise. Given our discussions with management teams, interest rates need to move higher sooner rather than later. When looking at the Fund’s non-bank names, we have been pleased with companies’ ability to take advantage of the low interest rate environment by extending debt maturities and lowering interest rates, which will benefit shareholders for many years. When looking at bank names, valuations remain suppressed and we have a situation where deposit levels are elevated and spreads are compressed. The Fund’s bank holdings should see a spread benefit from rising interest rates and have ample deposits to deploy as new loans.

Balance sheet positioning/capital deployments. Many management teams found themselves in a capital preservation and deleverage mode during the pandemic. As vaccine deployment increased, and the economic outlook improved, many of the Fund’s companies found themselves in a very strong capital position; in some instances, net cash balance sheets. In our discussions, we are seeing a good balance of opportunities for organic capital deployment, share repurchases, and bolt on acquisitions. When talking about acquisitions, we are hearing that deals that would have closed in 2020 and 2021 were delayed due to the pandemic, causing delays in due diligence process. As the environment becomes more normalized, we expect that accretive deal activity will be increasing. We also feel that potential changes to capital gains taxes and estate taxes by the Biden Administration will make private sellers more willing to complete transactions.

Supply chain issues. Similar to the experience of the Great Financial Crisis, the US supply chain went into cash harvest mode, and the supply chain became very slack as a result. History repeated as demand snapped back much faster than companies expected. This has led to the supply chain struggling to keep up. Supply chains into Asia are going to be the most impacted as shipping companies are operating all available vessels, and container availability is tight. Port congestion remains high. We do not see these factors abating until

2021 Semi-Annual Report 1

2022. We are finding that companies that are further vertically integrated and have less exposure to foreign supply chains are in a position to gain share in the current market environment. Generally, Fund securities do not have meaningful exposure to foreign supply chains, and we own companies that are assisting/benefiting from relieving supply chain pressures (shipping, logistics, distribution, chip manufacturing and testing equipment).

Our performance in the first half of the fiscal year was encouraging with the Fund outperforming the Russell 2000 Value Index with a return of 19.38% for the Investor Class compared to the benchmark return of 16.05% . Reviewing attribution reports, we see all of our outperformance coming from stock selection. It was also satisfying to see that stock selection was additive in most sectors. The biggest drag on performance was the Financial sector, which we feel strongly about and believe our names are attractively valued and positioned to execute well given our interest rate outlook.

As we look to the remainder of the year, we feel the Fund’s portfolio is well positioned to take advantage of the current environment. If you have additional questions regarding Walthausen & Co. please feel free to contact Gerry directly at 518-348-7221 or DeForest directly 518-348-7216.

Sincerely,

Gerry S.E. Heffernan CFA
DeForest R. Hinman

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC - Garden City, NY 11530.

2021 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/2021 Investor Class NAV $24.46 7/31/2021 Institutional Class NAV $24.54

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2021

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Small Cap Value Fund- Investor Class	59.13%	5.66%	9.78%	10.34%
Russell 2000® Value Index(B)	63.70%	8.30%	11.61%	10.82%

		Since
	1 Year(A)	Inception(A)
Walthausen Small Cap Value Fund - Institutional Class	59.49%	17.53%
Russell 2000® Value Index(B)	63.70%	18.96%

Annual Fund Operating Expense Ratios (from 6/1/2021 Prospectus):
Institutional Class - Gross 1.35%, Net 0.98%
Investor Class - Gross 1.35%, Net 1.21%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional and Investor Classes. Absent that arrangement, the performance of the Classes would have been lower.

Each Class’s expense ratios for the six month period ended July 31, 2021 can be found in the financial highlights included in this report. Prior to June 1, 2021, both share classes had a 2.00% redemption fee on shares redeemed within 90 days of purchase or less.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the impact of breakpoints in expenses charged and the application of waivers as described in Note 4.

(A)1 Year, 3 Years, 5 Years, 10 Years and Since Inception returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund Investor Class was February 1, 2008. Institutional Class commenced operations on December 31, 2018.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 3

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

WALTHAUSEN SMALL CAP VALUE FUND
by Sectors as of July 31, 2021
(as a percentage of Total Common Stocks)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS (Unaudited)

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES (Unaudited)

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2021 Semi-Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2021 and held through July 31, 2021.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2021
	February 1, 2021	July 31, 2021	to July 31, 2021

Actual	$1,000.00	$1,193.75	$6.58

Hypothetical	$1,000.00	$1,018.79	$6.06
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2021 Semi-Annual Report 5

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2021
	February 1, 2021	July 31, 2021	to July 31, 2021

Actual	$1,000.00	$1,195.32	$5.33

Hypothetical	$1,000.00	$1,019.93	$4.91
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2021 Semi-Annual Report 6

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2021 (Unaudited)

Shares		Fair Value	% of Net Assets
COMMON STOCKS
Blankbooks, Looseleaf Binders & Bookbindg & Relatd Work
68,960	Deluxe Corporation	$3,027,344	1.90%
Broadwoven Fabric Mils, Man Made Fiber & Silk
24,370	Albany International Corp. - Class A	2,104,350	1.32%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
268,267	Landec Corporation *	2,934,841	1.84%
Construction - Special Trade Contractors
36,110	Ameresco, Inc. - Class A *	2,474,618	1.55%
Crude Petroleum & Natural Gas
94,000	CNX Resources Corporation *	1,137,400
14,050	Gulfport Energy Corporation *	959,615
		2,097,015	1.31%
Electric Lighting & Wiring Equipment
63,670	AZZ Inc.	3,373,873
328,190	LSI Industries Inc.	2,471,271
		5,845,144	3.66%
Electrical Industrial Apparatus
169,050	Thermon Group Holdings, Inc. *	2,816,373	1.76%
Electronic Components & Accessories
61,249	Vishay Intertechnology Inc.	1,355,440
89,490	Vishay Precision Group, Inc. *	3,251,172
		4,606,612	2.88%
Electronic Connectors
62,770	Methode Electronics, Inc. - Class A	3,002,289	1.88%
Finance Services
67,040	Green Dot Corporation - Class A *	3,088,533	1.93%
Heavy Construction Other Than Building Construction - Contractors
114,236	Great Lakes Dredge & Dock Corporation *	1,759,234
346,605	Williams Industrial Services Group Inc. *	1,708,763
		3,467,997	2.17%
Household Audio & Video Equipment
107,860	Knowles Corporation *	2,161,514	1.35%
Instruments for Measuring & Testing of Electricity & Electric Signals
94,105	Allied Motion Technologies, Inc.	3,096,996	1.94%
Mobile Homes
23,310	Skyline Champion Corporation *	1,314,684	0.82%
National Commercial Banks
75,521	Camden National Corporation	3,381,075
41,358	City Holding Company	3,129,146
89,050	NBT Bancorp Inc.	3,103,393
23,914	Pinnacle Financial Partners, Inc.	2,142,934
		11,756,548	7.36%
Operative Builders
40,219	M/I Homes, Inc. *	2,602,571	1.63%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
6,280	Rogers Corporation *	1,196,968	0.75%
Printed Circuit Boards
138,740	Kimball Electronics, Inc. *	2,828,909	1.77%
Pulp Mills
271,530	Mercer International Inc. (Canada)	3,157,894	1.98%
Pumps & Pumping Equipment
70,850	Ampco-Pittsburgh Corporation *	441,395	0.28%
Refrigeration & Service Industry Machinery
36,700	Tennant Company	2,903,704	1.82%
Retail - Jewelry Stores
50,030	Signet Jewelers Limited * (Bermuda)	3,218,930	2.02%
Sanitary Services
67,146	Heritage-Crystal Clean, Inc. *	1,892,174	1.18%

* Non-Income Producing Securities.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 7

Walthausen Small Cap Value Fund

		Schedule of Investments
		July 31, 2021 (Unaudited)

Shares		Fair Value	% of Net Assets
COMMON STOCKS
Savings Institution, Federally Chartered
71,820	OceanFirst Financial Corp.	$1,400,490	0.88%
Semiconductors & Related Devices
23,350	Kulicke and Soffa Industries, Inc. (Singapore)	1,269,306
21,710	OSI Systems, Inc. *	2,172,086
		3,441,392	2.15%
Services - Automotive Repair, Services & Parking
51,780	Monro, Inc.	3,003,240	1.88%
Services - Educational Services
306,630	Perdoceo Education Corporation *	3,636,632	2.28%
Services - Engineering Services
58,380	VSE Corporation	2,921,919	1.83%
Services - Equipment Rental & Leasing, NEC
106,218	Textainer Group Holdings Limited (Bermuda) *	3,428,717	2.15%
Services - Help Supply Services
166,720	Kelly Services, Inc. - Class A	3,654,502	2.29%
Services - Home Health Care Services
80,250	Apria, Inc. *	2,530,283	1.58%
Services - Management Consulting Services
140,082	The Hackett Group, Inc.	2,510,269	1.57%
Services - To Dwellings & Other Buildings
51,503	ABM Industries Incorporated	2,394,374	1.50%
Special Industry Machinery, NEC
11,480	Axcelis Technologies, Inc. *	442,554	0.28%
State Commercial Banks
74,530	First Bancorp	2,981,200
76,110	First Financial Corporation	3,048,206
59,265	Great Southern Bancorp, Inc.	3,083,558
66,320	Heartland Financial USA, Inc.	3,025,518
149,000	Horizon Bancorp, Inc.	2,489,790
29,495	Lakeland Financial Corporation	1,972,331
88,920	Seacoast Banking Corporation of Florida *	2,702,279
29,150	Stock Yards Bancorp, Inc.	1,388,706
55,980	TriCo Bancshares	2,207,291
61,140	Washington Trust Bancorp, Inc.	2,980,575
		25,879,454	16.20%
Steel Works, Blast Furnaces Rolling Mills (Coke Ovens)
101,690	Commercial Metals Company	3,335,432	2.09%
Surety Insurance
111,882	NMI Holdings, Inc. - Class A *	2,463,642	1.54%
Surgical & Medical Instruments & Apparatus
773,610	Accuray Incorporated *	3,171,801
39,870	NuVasive, Inc. *	2,549,687
42,010	UFP Technologies, Inc. *	2,511,358
		8,232,846	5.15%
Title Insurance
52,540	Stewart Information Services Corporation	3,100,385	1.94%
Wholesale - Farm Product Raw Materials
53,750	The Andersons, Inc.	1,435,125	0.90%
Wholesale - Industrial Machinery & Equipment
49,733	Global Industrial Company	1,965,448	1.23%
Total for Common Stocks (Cost $110,195,961)		147,814,107	92.55%
REAL ESTATE INVESTMENT TRUSTS
56,560	EPR Properties	2,844,968
223,427	Global Medical REIT Inc.	3,476,524
139,130	UMH Properties, Inc.	3,238,946
Total for Real Estate Investment Trusts (Cost $6,423,173)		9,560,438	5.99%

* Non-Income Producing Securities.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 8

Walthausen Small Cap Value Fund

	Schedule of Investments
	July 31, 2021 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
2,534,423 Fidelity Investments Money Market Government Portfolio -
Class I 0.01% **	$2,534,423	1.59%
(Cost $2,534,423)
Total Investment Securities	159,908,968	100.13%
(Cost $119,153,557)
Liabilities in Excess of Other Assets	(202,318)	-0.13%
Net Assets	$159,706,650	100.00%

** The rate shown represents the 7-day yield at July 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2021
Assets:
Investment Securities at Fair Value	$159,908,968
(Cost $119,153,557)
Receivable for Dividends	56,178
Receivable for Securities Sold	667,330
Receivable for Shareholder Subscriptions	48,872
Total Assets	160,681,348
Liabilities:
Payable for Securities Purchased	229,606
Payable for Shareholder Redemptions	594,896
Payable to Advisor for Management Fees (Note 4)	137,831
Payable to Advisor for Service Fees (Note 4)	12,365
Total Liabilities	974,698
Net Assets	$159,706,650
Net Assets Consist of:
Paid In Capital	$80,751,812
Total Distributable Earnings	78,954,838
Net Assets	$159,706,650

Investor Class
Net Assets	$78,241,115
Shares Outstanding
(Unlimited shares authorized)	3,198,342
Net Asset Value and Offering Price Per Share	$24.46
Redemption Price Per Share ($24.46 x 0.98) (Note 2)	$23.97

Institutional Class
Net Assets	$81,465,535
Shares Outstanding
(Unlimited shares authorized)	3,319,680
Net Asset Value and Offering Price Per Share	$24.54
Redemption Price Per Share ($24.54 x 0.98) (Note 2)	$24.05

Statement of Operations (Unaudited)
For the six month period ended July 31, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$1,119,622
Total Investment Income	1,119,622
Expenses:
Management Fees (Note 4)	882,553
Service Fees (Note 4)	319,817
Total Expenses	1,202,370
Less: Waived Management and Service Fees (Note 4)	(245,585)
Net Expenses	956,785
Net Investment Income (Loss)	162,837
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	37,492,272
Net Change In Unrealized Appreciation (Depreciation) on Investments	(4,256,061)
Net Realized and Unrealized Gain (Loss) on Investments	33,236,211
Net Increase (Decrease) in Net Assets from Operations	$33,399,048

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 10

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2021		2/1/2020
	to		to
	7/31/2021		1/31/2021
From Operations:
Net Investment Income (Loss)	$162,837		$805,349
Net Realized Gain (Loss) on Investments	37,492,272		15,425,531
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,256,061)		(26,922,763)
Increase (Decrease) in Net Assets from Operations	33,399,048		(10,691,883)
From Distributions to Shareholders:
Investor Class	-		(714,630)
Institutional Class	-		(1,019,665)
Change in Net Assets from Distributions	-		(1,734,295)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	5,046,535		10,314,289

Institutional Class	12,941,159	(a)	44,157,560	(b)
Proceeds From Redemption Fees (Note 2)
Investor Class	622		5,255
Institutional Class	6,027		13,563
Shares Issued on Reinvestment of Dividends
Investor Class	-		704,612
Institutional Class	-		1,013,566
Cost of Shares Redeemed
Investor Class	(12,502,193	)(a)	(101,165,845	)(b)
Institutional Class	(47,831,615)		(83,803,643)
Net Increase (Decrease) from Shareholder Activity	(42,339,465)		(128,760,643)
Net Increase (Decrease) in Net Assets	(8,940,417)		(141,186,821)
Net Assets at Beginning of Period	168,647,067		309,833,888
Net Assets at End of Period	$159,706,650		$168,647,067

Share Transactions:
Issued
Investor Class	208,455		690,760

Institutional Class	536,073	(c)	2,749,455	(d)
Reinvested
Investor Class	-		36,227
Institutional Class	-		52,004
Redeemed
Investor Class	(513,746	)(c)	(6,671,712	)(d)
Institutional Class	(1,934,587)		(5,103,938)
Net Increase (Decrease) in Shares	(1,703,805)		(8,247,204)

(a) Includes $407,992 of exchanges from Investor Class to Institutional Class.
(b) Includes $6,101,893 of exchanges from Investor Class to Institutional Class.
(c) Includes the exchange of 16,909 shares from Investor Class to 16,867 shares of Institutional Class.
(d) Includes the exchange of 394,918 shares from Investor Class to 393,630 shares of Institutional Class.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 11

Walthausen Small Cap Value Fund

Financial Highlights - Investor Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2021	2/1/2020		2/1/2019		2/1/2018		2/1/2017		2/1/2016
	to	to		to		to		to		to
	7/31/2021	1/31/2021		1/31/2020		1/31/2019		1/31/2018		1/31/2017
Net Asset Value -
Beginning of Period	$ 20.49	$ 18.80		$ 18.71		$ 23.87		$ 22.12		$ 15.87
Net Investment Income (Loss) (a)	0.01	0.05		0.07		(0.02)		(0.07)		(0.01)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	3.96	1.83		0.43		(2.74)		2.99		6.90
Total from Investment Operations	3.97	1.88		0.50		(2.76)		2.92		6.89
Distributions (From Net Investment Income)	-	(0.19)		(0.02)		-		-		(0.01)
Distributions (From Capital Gains)	-	-		(0.39)		(2.40)		(1.17)		(0.63)
Total Distributions	-	(0.19)		(0.41)		(2.40)		(1.17)		(0.64)
Proceeds from Redemption Fee (Note 2)	- +	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$ 24.46	$ 20.49		$ 18.80		$ 18.71		$ 23.87		$ 22.12
Total Return (c)	19.38% *	10.04%		2.55%		(10.27)%		13.22%		43.33%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 78,241 **	$ 71,784		$ 177,627		$ 422,206		$ 621,122		$ 605,575
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.36% **	1.35%		1.30%		1.27%		1.26%		1.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.09% **	0.16%		0.27%		-0.09%		-0.32%		-0.05%
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	1.21% **	1.21%		1.21%		1.27%		1.26%		1.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06% **	0.30%		0.36%		-0.09%		-0.32%		-0.05%
Portfolio Turnover Rate	34.98% *	65.91%		56.71%		45.51%		45.20%		39.17%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to rec-
oncile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and management fees (See Note 4).

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 12

Walthausen Small Cap Value Fund

Financial Highlights - Institutional Class
Selected data for a share outstanding throughout the period:	(Unaudited)
	2/1/2021		2/1/2020	2/1/2019	12/31/2018*
	to		to	to	to
	7/31/2021		1/31/2021	1/31/2020	1/31/2019
Net Asset Value -
Beginning of Period	$20.53		$18.83	$18.70	$16.71
Net Investment Income (Loss) (a)	0.03		0.09	0.11	-	+
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	3.98		1.84	0.43	1.99
Total from Investment Operations	4.01		1.93	0.54	1.99
Distributions (From Net Investment Income)	-		(0.23)	(0.02)	-
Distributions (From Capital Gains)	-		-	(0.39)	-
Total Distributions	-		(0.23)	(0.41)	-
Proceeds from Redemption Fee (Note 2)	-	+	- +	- +	-
Net Asset Value -
End of Period	$24.54		$20.53	$18.83	$18.70
Total Return (c)	19.53	% **	10.33%	2.80%	11.91	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$81,466		$96,863	$132,207	$7,741
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.36	% ***	1.35%	1.30%	1.37	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets	-0.09	% ***	0.15%	0.23%	-0.23	% ***
After Reimbursement
Ratio of Expenses to Average Net Assets	0.98	% ***	0.98%	0.98%	0.98	% ***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.29	% ***	0.52%	0.55%	0.16	% ***
Portfolio Turnover Rate	34.98	% **	65.91%	56.71%	45.51	% **

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to rec-
oncile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2021
(UNAUDITED)

1.) ORGANIZATION

Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund currently offers Investor Class shares and Institutional Class shares. The Fund’s Investor Class shares commenced operations on February 1, 2008 and Institutional Class shares commenced operations on December 31, 2018. As of July 31, 2021, there are two series authorized by the Trust. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The classes differ principally in their respective distribution expenses and arrangements. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC.

2.) SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including accounting standards update 2013-08. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code (the "Code") that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Code. This Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. federal and state tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2021, the Fund did not incur any interest or penalties.

SHARE VALUATION

The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share. Shares purchased prior to June 1, 2021 were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2021, proceeds from redemption fees amounted to $622 and $6,027, respectively, for Investor Class and Institutional Class.

2021 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

USE OF ESTIMATES

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER

The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

2021 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$147,814,107	$0	$0	$147,814,107
Real Estate Investment Trusts	9,560,438	0	0	9,560,438
Money Market Funds	2,534,423	0	0	2,534,423
Total	$159,908,968	$0	$0	$159,908,968

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2021.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2021.

2021 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

Effective December 31, 2018, the Advisor has contractually agreed to waive Services Agreement fees and Management fees to the extent necessary to maintain total annual operating expenses of the Investor Class Shares and Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.21% and 0.98% respectively, of its average daily net assets through May 31, 2022. The Advisor may not terminate the fee waiver before May 31, 2022.

For the six month period ended July 31, 2021, the Advisor earned management fees totaling $882,553, of which $137,831 was due to the Advisor at July 31, 2021. For the same period, the Advisor earned service fees of $319,817, of which $12,365 was due to the Advisor at July 31, 2021. Service and management fees in the amounts of $61,522 and $184,063 were waived with no recapture provision for the six month period ended July 31, 2021 for the Investor and Institutional Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $4,000, for a total of $12,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2021 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES

For the six month period ended July 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $60,138,654 and $99,674,751, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2021, NFS, LLC located in New York, New York, for the benefit of its clients, held, in aggregate, 61.32% of the shares of the Fund, and therefore may be deemed to control the Fund.

7.) TAX MATTERS

For federal income tax purposes, the cost of investments owned at July 31, 2021 was $119,153,557. At July 31, 2021, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$42,953,346	($2,197,935)	$40,755,411

2021 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions for Investor Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2021	January 31, 2021
Ordinary Income .	$ –	$714,630
Long-Term Capital Gain	–	–
	$ –	$714,630

The tax character of distributions for Institutional Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2021	January 31, 2021
Ordinary Income .	$ –	$1,019,665
Long-Term Capital Gain	–	–
	$ –	$1,019,665

8.) CONCENTRATION OF SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2021, the Fund had 29.93% and 29.86% of the value of its net assets invested in stocks within the Industrial and Financials sectors, respectively.

9.) COVID-19 RISKS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.) SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 18

Board of Trustees Edward A. LaVarnway John P. Mastriani Hany A. Shawky

Investment Advisor and Administrator Walthausen & Co., LLC

Legal Counsel Thompson Hine LLP Custodian US Bank, N.A. Dividend Paying Agent, Shareholders' Servicing Agent, Transfer Agent Ultimus Fund Solutions, LLC Sub-Administrator Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Distributor Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2021

Walthausen Focused Small Cap Value Fund Semi-Annual Report July 31, 2021

Dear Fellow Shareholders,

The last few months have been a dynamic time in equity markets as investors start to think of a post pandemic world. We have been pleased with how the Fund has performed on both an absolute and relative basis. There has also been a change at Walthausen & Co., the adviser to the Fund. At the end of July, our Founder, John Walthausen retired. After founding the firm in 2007, and establishing an enduring process and team, John felt it was time to hand over the reins to Gerry Heffernan and DeForest Hinman. Their experience with the Advisor has provided a smooth transition. Gerry has co-managed the Fund since March 2018 and DeForest has co-managed the Fund since May 2021. Additionally, Gerry and DeForest have served as portfolio managers of the Advisor for three years and one year, respectively. While shareholders should expect the same quality of professional investing that you are accustomed to, you will see some changes going forward. We believe the future of active management is being more active. You should expect to see Walthausen & Co be more active in our commentary and discussion in public forums.

As we position the portfolio for the remainder of 2021 and 2022, we have been spending a large amount of time discussing the following topics with company management teams:

Inflation. Almost every management team we talk to is facing inflation. They are not using the “transitory” term. Labor inflation is real and we are seeing companies take pay levels higher to improve inbound candidates and improve retention. Raw material price inflation is coming in a variety of areas. When looking at these factors we have been asking management teams about their ability to pass on pricing increases to customers. In most cases, companies are able to pass on increased pricing. In some instances, they are taking pricing in excess of the raw material increases and this will improve the forward margin outlook.

Interest Rates. The Federal Reserve has been weighing raising interest rates for some time. The pandemic has led to a clouded view of actual economic activity. Given the current interest rate levels, we believe it is not a matter of if, but is a matter of when rates will rise. Given our discussions with management teams, interest rates need to move higher sooner rather than later. When looking at the Fund’s non-bank names, we have been pleased with companies’ ability to take advantage of the low interest rate environment by extending debt maturities and lowering interest rates, which will benefit shareholders for many years. When looking at bank names, valuations remain suppressed and we have a situation where deposit levels are elevated and spreads are compressed. The Fund’s bank holdings should see a spread benefit from rising interest rates and have ample deposits to deploy as new loans.

Balance sheet positioning/capital deployments. Many management teams found themselves in a capital preservation and deleverage mode during the pandemic. As vaccine deployment increased, and the economic outlook improved, many of the Fund’s companies found themselves in a very strong capital position; in some instances, net cash balance sheets. In our discussions, we are seeing a good balance of opportunities for organic capital deployment, share repurchases, and bolt on acquisitions. When talking about acquisitions, we are hearing that deals that would have closed in 2020 and 2021 were delayed due to the pandemic, causing delays in due diligence process. As the environment becomes more normalized, we expect that accretive deal activity will be increasing. We also feel that potential changes to capital gains taxes and estate taxes by the Biden Administration will make private sellers more willing to complete transactions.

Supply chain issues. Similar to the experience of the Great Financial Crisis, the US supply chain went into cash harvest mode, and the supply chain became very slack as a result.

2021 Semi-Annual Report 1

History repeated as demand snapped back much faster than companies expected. This has led to the supply chain struggling to keep up. Supply chains into Asia are going to be the most impacted as shipping companies are operating all available vessels, and container availability is tight. Port congestion remains high. We do not see these factors abating until 2022. We are finding that companies that are further vertically integrated and have less exposure to foreign supply chains are in a position to gain share in the current market environment. Generally, current Fund securities do not have meaningful exposure to foreign supply chains, and we own companies that are assisting/benefiting from relieving supply chain pressures (shipping, logistics, distribution, chip manufacturing and testing equipment).

Our performance in the first half of the fiscal year was encouraging with the Fund outperforming the Russell 2000 Value Index with a return of 19.63% compared to the benchmark return of 16.05% . Reviewing attribution reports, we see all of our outperformance coming from stock selection. It was also satisfying to see that stock selection was additive in most sectors. The biggest drag on performance was the Financial sector, which we feel strongly about and believe our names are attractively valued and positioned to execute well given our interest rate outlook.

As we look to the remainder of the year, we feel the Fund’s portfolio is well positioned to take advantage of the current environment. If you have additional questions regarding Walthausen & Co. please feel free to contact Gerry directly at 518-348-7221 or DeForest directly 518-348-7216.

Sincerely,

Gerry S.E. Heffernan CFA
DeForest R. Hinman

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC - Garden City, NY 11530.

2021 Semi-Annual Report 2

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND (Unaudited) PERFORMANCE INFORMATION

7/31/2021 Institutional Class NAV $14.08

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2021

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Focused Small Cap Value Fund	50.58%	7.82%	11.05%	10.99%
Russell 2000® Value Index(B)	63.70%	8.30%	11.61%	10.82%
Russell 2500® Value Index(C)	56.14%	9.34%	10.97%	11.19%

Annual Fund Operating Expense Ratios (from 6/1/2021 Prospectus): Gross 1.05%, Net 0.85%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional Class. Absent these arrangements, the performance of the Class would have been lower.

The Fund’s expense ratio for the fiscal year ended July 31, 2021 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years, 5 Years and 10 Years returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Focused Small Cap Value Fund was December 27, 2010.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

(C)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 3

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND (Unaudited)

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
by Sectors as of July 31, 2021
(as a percentage of Common Stocks)

Availability of Quarterly Schedule of Investments

The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2021 Semi-Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2021 and held through July 31, 2021.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2021
	February 1, 2021	July 31, 2021	to July 31, 2021

Actual	$1,000.00	$1,196.26	$4.63

Hypothetical	$1,000.00	$1,020.58	$4.26
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2021 Semi-Annual Report 5

Walthausen Focused Small Cap Value Fund

		Schedule of Investments
		July 31, 2021 (Unaudited)

Shares		Fair Value	% of Net Assets
COMMON STOCKS
Apparel & Other Finished Prods Of Fabrics & Similar Material
13,850	G-III Apparel Group, LTD. *	$413,561	3.22%
Arrangement of Transportation of Freight & Cargo
5,810	Hub Group, Inc. - Class A *	385,087	3.00%
Crude Petroleum & Natural Gas
6,270	Chesapeake Energy Corporation	338,894	2.64%
Electric & Other Services Combined
5,550	NorthWestern Corporation	344,045	2.68%
Electrical Work
2,570	EMCOR Group, Inc.	313,052	2.44%
Fire, Marine & Casualty Insurance
6,880	AXIS Capital Holdings Limited (Bermuda)	349,986	2.73%
Heavy Construction Other than Building Construction - Contractors
10,270	Granite Construction Incorporated	394,573	3.08%
Life Insurance
1,550	Primerica, Inc.	226,641	1.77%
Measuring & Controlling Devices, NEC
3,360	Onto Innovation Inc. *	235,468	1.84%
Metal Minning
22,750	Cleveland-Cliffs Inc. *	568,750	4.44%
Miscellaneous Products of Petroleum & Coal
4,230	Valvoline Inc.	129,776	1.01%
Mobile Homes
1,520	Cavco Industries, Inc. *	357,200	2.79%
Motor Vehicle Parts & Accessories
1,980	LCI Industries	288,724	2.25%
National Commercial Banks
9,430	PacWest Bancorp	375,503
7,310	Webster Financial Corporation	351,611
11,330	WesBanco, Inc.	365,732
8,090	WSFS Financial Corporation	354,180
		1,447,026	11.28%
Poultry Slaughtering and Processing
1,698	Sanderson Farms, Inc.	317,254	2.47%
Pumps & Pumping Equipment
2,870	ITT Inc.	281,002	2.19%
Rolling Drawing & Extruding of Nonferrous Metals
5,810	Mueller Industries, Inc.	252,154	1.97%
Savings Institution, Federally Chartered
17,550	Eastern Bankshares, Inc.	320,287	2.50%
Services - Auto Rental & Leasing (No Drivers)
5,210	Ryder System, Inc.	396,742	3.09%
Services - Business Services, NEC
2,620	Concentrix Corporation *	428,973
4,180	MAXIMUS, Inc.	372,020
		800,993	6.25%
Services - Equipment Rental & Leasing, NEC
3,240	McGrath RentCorp	254,081
6,150	Triton International Limited (Bermuda)	324,659
		578,740	4.51%
Services - Hospitals
4,620	Encompass Health Corporation	384,615	3.00%

* Non-Income Producing Securities.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 6

Walthausen Focused Small Cap Value Fund

		Schedule of Investments
		July 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
State Commercial Banks
8,780	Columbia Banking System, Inc.	$306,773
8,410	Hancock Whitney Corporation	367,601
4,880	Independent Bank Corp.	344,918
4,670	Independent Bank Group, Inc.	325,499
		1,344,791	10.49%
Surgical & Medical Instruments & Apparatus
4,360	Merit Medical Systems, Inc. *	305,592	2.38%
Title Insurance
3,460	First American Financial Corporation	232,893	1.82%
Water Transportation
6,630	Kirby Corporation *	383,943	2.99%
Wholesale - Farm Product Raw Materials
84	Seaboard Corporation	345,240	2.69%
Wholesale - Lumber & Other Construction Materials
6,150	Beacon Roofing Supply, Inc. *	328,902	2.56%
Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
7,050	World Fuel Services Corporation	242,943	1.89%
Total for Common Stocks (Cost $9,540,236)		12,308,874	95.97%
REAL ESTATE INVESTMENT TRUSTS
14,000	Industrial Logistics Properties Trust	379,400	2.96%
	(Cost $293,270)
MONEY MARKET FUNDS
100,899	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **	100,899	0.79%
	(Cost $100,899)
Total Investment Securities		12,789,173	99.72%
	(Cost $9,934,405)
Other Assets in Excess of Liabilities		35,646	0.28%
Net Assets		$12,824,819	100.00%

* Non-Income Producing Securities.

** The rate shown represents the 7-day yield at July 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 7

Walthausen Focused Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2021
Assets:
Investment Securities at Fair Value	$12,789,173
(Cost $9,934,405)
Receivable for Dividends	4,720
Receivable for Securities Sold	49,089
Receivable for Shareholder Subscriptions	11,666
Total Assets	12,854,648
Liabilities:
Payable for Securities Purchased	20,353
Payable for Shareholder Redemptions	28
Payable to Advisor for Management Fees (Note 4)	9,448
Total Liabilities	29,829
Net Assets	$12,824,819
Net Assets Consist of:
Paid In Capital	$7,925,679
Total Distributable Earnings	4,899,140
Net Assets	$12,824,819

Institutional Class
Net Assets	$12,824,819
Shares Outstanding
(Unlimited shares authorized)	910,811
Net Asset Value, Offering Price and Redemption Price Per Share	$14.08

Statement of Operations (Unaudited)
For the six month period ended July 31, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$109,232
Total Investment Income	109,232
Expenses:
Management Fees (Note 4)	57,305
Service Fees (Note 4)	13,484
Total Expenses	70,789
Less: Waived Service Fees (Note 4)	(13,484)
Net Expenses	57,305
Net Investment Income (Loss)	51,927
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	1,711,576
Net Change In Unrealized Appreciation (Depreciation) on Investments	472,583
Net Realized and Unrealized Gain (Loss) on Investments	2,184,159
Net Increase (Decrease) in Net Assets from Operations	$2,236,086

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 8

Walthausen Focused Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2021	2/1/2020
	to	to
	7/31/2021	1/31/2021
From Operations:
Net Investment Income (Loss)	$51,927	$102,064
Net Realized Gain (Loss) on Investments	1,711,576	421,587
Net Change in Unrealized Appreciation (Depreciation) on Investments	472,583	(362,130)
Increase (Decrease) in Net Assets from Operations	2,236,086	161,521
From Distributions to Shareholders:
Institutional Class	-	(303,549)
Retail Class (a)	-	-
R6 Class (b)	-	-
Change in Net Assets from Distributions	-	(303,549)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	1,323,607	5,970,440	(c)(d)
Retail Class (a)	-	67,731
R6 Class (b)	-	5,027
Proceeds From Redemption Fees (Note 2)
Institutional Class	-	19
Retail Class (a)	-	330
R6 Class (b)	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	-	301,597
Retail Class (a)	-	-
R6 Class (b)	-	-
Cost of Shares Redeemed
Institutional Class	(2,110,113)	(4,281,397)
Retail Class (a)	-	(2,125,536	) (c)
R6 Class (b)	-	(218,191	) (d)
Net Increase (Decrease) from Shareholder Activity	(786,506)	(279,980)
Net Increase (Decrease) in Net Assets	1,449,580	(422,008)
Net Assets at Beginning of Period	11,375,239	11,797,247
Net Assets at End of Period	$12,824,819	$11,375,239

Share Transactions:
Issued
Institutional Class	94,149	622,158	(c)(d)
Retail Class (a)	-	7,562
R6 Class (b)	-	534
Reinvested
Institutional Class	-	25,955
Retail Class (a)	-	-
R6 Class (b)	-	-
Redeemed
Institutional Class	(150,045)	(406,372)
Retail Class (a)	-	(261,604	) (c)
R6 Class (b)	-	(26,678	) (d)
Net Increase (Decrease) in Shares	(55,896)	(38,445)

(a) Retail Class closed on May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020.
(b) R6 Class closed on May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020.
(c) Includes automatic conversion of Retail Class shares ($1,884,889 representing 234,329 shares) to
Institutional Class shares ($1,884,889 representing 231,160 shares).
(d) Includes automatic conversion of R6 Class shares ($181,806 representing 21,981 shares) to
Institutional Class shares ($181,806 representing 22,297 shares).

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 9

Walthausen Focused Small Cap Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2021		2/1/2020	2/1/2019	2/1/2018	2/1/2017	2/1/2016
	to		to	to	to	to	to
	7/31/2021		1/31/2021	1/31/2020	1/31/2019	1/31/2018	1/31/2017
Net Asset Value -
Beginning of Period	$11.77		$11.77	$10.97	$19.22	$16.26	$13.19
Net Investment Income (Loss) (a)	0.05		0.11	0.10	0.04	0.10	0.06
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	2.26		0.20	1.36	(2.17)	3.02	3.08
Total from Investment Operations	2.31		0.31	1.46	(2.13)	3.12	3.14
Distributions (From Net Investment Income)	-		(0.06)	(0.22)	-	(0.11)	(0.07)
Distributions (From Capital Gains)	-		(0.25)	(0.44)	(6.12)	(0.05)	-
Total Distributions	-		(0.31)	(0.66)	(6.12)	(0.16)	(0.07)

Proceeds from Redemption Fee (d)	-		- +	-	- +	- +	- +
Net Asset Value -
End of Period	$14.08		$11.77	$11.77	$10.97	$19.22	$16.26
Total Return (c)	19.63	% *	2.67%	13.19%	(7.07)%	19.23%	23.78%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$12,825		11,375 $	$8,534	10,463	$68,955	$35,158 $
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.05	% **	1.25%	1.35%	1.35%	1.35%	1.42%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.57	% **	0.80%	0.62%	-0.03%	0.33%	0.19%
After Reimbursement
Ratio of Expenses to Average Net Assets	0.85	% **	1.01%	1.10%	1.10%	1.10%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.77	% **	1.04%	0.87%	0.22%	0.58%	0.44%
Portfolio Turnover Rate	39.25	% *	72.53%	49.95%	39.38%	63.12%	62.38%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assumingre investment of dividends.
(d) Prior to October 15, 2021, shares of the Fund were subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
July 31, 2021
(Unaudited)

1.) ORGANIZATION

Walthausen Focused Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Prior to October 15, 2020 the Fund was named Walthausen Select Value Fund. As of July 31, 2021, there are two series authorized by the Trust. The Fund currently offers Institutional Class shares. Retail Class shares were offered from December 27, 2010 through May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. R6 Class shares were offered from November 1, 2016 through May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. The Fund may offer Retail Class and R6 Class shares in the future with approval from the Board of Trustees (the “Trustees” or the “Board”) and notification to shareholders. The Institutional Class commenced operations on December 27, 2010. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC.

2.) SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies including accounting standards update 2013-08. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code (the "Code") that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Code. This Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. federal and state tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2021, the Fund did not incur any interest or penalties.

SHARE VALUATION

The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for finan-

2021 Semi-Annual Report 11

Notes to Financial Statements - continued (Unaudited) cial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

USE OF ESTIMATES

The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER

The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2021 Semi-Annual Report 12

Notes to Financial Statements - continued (Unaudited)

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,308,874	$0	$0	$12,308,874
Real Estate Investment Trusts	379,400	0	0	379,400
Money Market Funds	100,899	0	0	100,899
Total	$12,789,173	$0	$0	$12,789,173

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2021.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 0.85% of the average daily net assets of the Fund. Prior to October 15, 2020, the Advisor received an investment management fee equal to 0.90% of the average daily net assets of the Fund. For the six month period ended July 31, 2021, the Advisor earned management fees totaling $57,305, of which $9,448 was due to the Advisor at July 31, 2021.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and

2021 Semi-Annual Report 13

Notes to Financial Statements - continued (Unaudited) officers. For its services, the Advisor receives service fees equal to an annual rate of 0.20% of the Fund’s average daily net assets. Prior to October 15, 2020, the Advisor received service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through October 31, 2025. The Advisor may not terminate the fee waiver before October 31, 2025. There is no recoupment provision for the waiver. Prior to October 15, 2020, the Advisor waived Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.10% of its average daily net assets. Prior to June 1, 2017 the Advisor had contractually agreed to waive, for the Institutional Class shares, 0.25% of the applicable Services Agreement fees for the class’ average daily net assets up to $100 million. Also, the Advisor contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% of its average daily net assets through May 15, 2020, the date outstanding shares were exchanged for Institutional Class shares.

For the six month period ended July 31, 2021, the Advisor earned service fees of $13,484, of which $0 was due to the Advisor at July 31, 2021. Service fees in the amount of $13,484 were waived with no recapture provision for the six month period ended July 31, 2021.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus any travel and related expenses for the six month period ended July 31, 2021 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective May 15, 2020 Retail Class closed and its shares were exchanged for Institutional Class shares. Also as of June 1, 2013, the Fund does not currently pay or accrue any distribution fees; however, if the Fund resumes the offering of Retail Class, it reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES

For the six month period ended July 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,088,615 and $5,280,924, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of July 31, 2021, NFS, LLC, located in New York, New York, for the benefit of its clients, held, in aggregate, 60.35% of the Fund shares, and therefore may be deemed to control the Fund.

8.) TAX MATTERS

For federal income tax purposes, the cost of investments owned at July 31, 2021 was $9,934,405. At July 31, 2021, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$3,099,439	($244,671)	$2,854,768

2021 Semi-Annual Report 14

Notes to Financial Statements - continued

The tax character of distributions from Institutional Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2021	January 31, 2021
Ordinary Income	$ –	$60,906
Long-Term Capital Gain	–	242,643
	$ –	$303,549

9.) CONCENTRATION OF SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2021, the Fund had 30.58% and 25.84% of the value of its net assets invested in stocks within the Financials sector and the Industrials sector, respectively.

10.) COVID-19 RISKS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

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2021 Semi-Annual Report 17

Board of Trustees Edward A. LaVarnway John P. Mastriani Hany A. Shawky

Investment Advisor and Administrator Walthausen & Co., LLC

Legal Counsel Thompson Hine LLP Custodian US Bank, N.A. Dividend Paying Agent, Shareholders' Servicing Agent, Transfer Agent Ultimus Fund Solutions, LLC Sub-Administrator Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Distributor Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen Focused Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN FOCUSED SMALL CAP VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ Gerard S.E. Heffernan Gerard S.E. Heffernan President Date: 9/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gerard S.E. Heffernan Gerard S.E. Heffernan President Date: 9/30/2021

By: /s/ Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: 9/30/2021